Financial Risk Management - Liquidity Risk - Financial Liabilities Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Insurance contract payables	$ 2,591.0	$ 2,003.1
Provision for losses and loss adjustment expenses	28,500.2	29,081.7	$ 28,610.8	$ 19,481.8	$ 19,816.4	$ 17,749.1	$ 19,212.8	$ 19,648.8	$ 17,232.2	$ 16,049.3
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	4,198.3	2,249.6
Insurance contract payables	2,217.8	1,748.3
Provision for losses and loss adjustment expenses	28,500.2	29,081.7
Total financial liabilities	44,224.4	41,631.9
Liquidity risk | Less than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	1,321.1	1,118.3
Insurance contract payables	717.2	653.3
Provision for losses and loss adjustment expenses	2,475.6	2,385.8
Total financial liabilities	5,160.3	4,390.6
Liquidity risk | 3 months to 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	799.9	576.0
Insurance contract payables	1,294.8	652.6
Provision for losses and loss adjustment expenses	5,325.9	5,428.5
Total financial liabilities	8,558.0	7,748.9
Liquidity risk | 1 - 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	798.1	251.7
Insurance contract payables	133.2	360.6
Provision for losses and loss adjustment expenses	8,490.8	8,292.1
Total financial liabilities	10,765.5	10,135.7
Liquidity risk | 3 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	426.0	98.8
Insurance contract payables	9.6	5.2
Provision for losses and loss adjustment expenses	4,619.5	4,578.1
Total financial liabilities	6,275.4	5,873.5
Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	853.2	204.8
Insurance contract payables	63.0	76.6
Provision for losses and loss adjustment expenses	7,588.4	8,397.2
Total financial liabilities	13,465.2	13,483.2
Holding Company, Insurance, and Reinsurance Companies | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	5,176.8	4,876.7
Borrowings - interest	1,729.1	1,857.2
Holding Company, Insurance, and Reinsurance Companies | Liquidity risk | Less than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	0.0	0.1
Borrowings - interest	53.1	53.5
Holding Company, Insurance, and Reinsurance Companies | Liquidity risk | 3 months to 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	140.0	8.1
Borrowings - interest	180.5	177.7
Holding Company, Insurance, and Reinsurance Companies | Liquidity risk | 1 - 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	433.9	380.2
Borrowings - interest	456.4	451.4
Holding Company, Insurance, and Reinsurance Companies | Liquidity risk | 3 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	676.0	620.0
Borrowings - interest	391.1	391.4
Holding Company, Insurance, and Reinsurance Companies | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	3,926.9	3,868.3
Borrowings - interest	648.0	783.2
Non-insurance companies | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	2,084.2	1,629.7
Borrowings - interest	318.0	188.7
Non-insurance companies | Liquidity risk | Less than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	533.4	159.5
Borrowings - interest	59.9	20.1
Non-insurance companies | Liquidity risk | 3 months to 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	771.5	866.7
Borrowings - interest	45.4	39.3
Non-insurance companies | Liquidity risk | 1 - 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	392.7	356.0
Borrowings - interest	60.4	43.7
Non-insurance companies | Liquidity risk | 3 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	114.8	157.9
Borrowings - interest	38.4	22.1
Non-insurance companies | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	271.8	89.6
Borrowings - interest	$ 113.9	$ 63.5